Quarterly Holdings Report
for

Fidelity Freedom® 2025 Fund

June 30, 2020

F25-QTLY-0820
1.818369.115

Schedule of Investments June 30, 2020 (Unaudited)

Showing Percentage of Net Assets

U.S. Treasury Obligations - 0.1%
	Principal Amount	Value
U.S. Treasury Bills, yield at date of purchase 0.11% to 0.17% 8/13/20 to 9/10/20 (a)
(Cost $29,332,331)	29,340,000	29,332,874
	Shares	Value

Domestic Equity Funds - 33.1%
Fidelity Series All-Sector Equity Fund (b)	34,421,617	$332,857,033
Fidelity Series Blue Chip Growth Fund (b)	36,460,981	653,745,381
Fidelity Series Commodity Strategy Fund (b)	174,791,356	671,198,809
Fidelity Series Growth Company Fund (b)	63,780,849	1,417,210,469
Fidelity Series Intrinsic Opportunities Fund (b)	90,230,384	1,352,553,456
Fidelity Series Large Cap Stock Fund (b)	84,520,834	1,189,208,127
Fidelity Series Large Cap Value Index Fund (b)	33,694,790	370,305,743
Fidelity Series Opportunistic Insights Fund (b)	36,178,298	696,794,012
Fidelity Series Small Cap Discovery Fund (b)	14,617,264	143,980,051
Fidelity Series Small Cap Opportunities Fund (b)	38,265,399	467,985,828
Fidelity Series Stock Selector Large Cap Value Fund (b)	89,223,358	927,922,925
Fidelity Series Value Discovery Fund (b)	60,384,701	706,501,000
TOTAL DOMESTIC EQUITY FUNDS
(Cost $7,205,945,769)		8,930,262,834

International Equity Funds - 27.9%
Fidelity Series Canada Fund (b)	40,926,005	390,434,088
Fidelity Series Emerging Markets Fund (b)	35,717,076	305,381,000
Fidelity Series Emerging Markets Opportunities Fund (b)	144,914,181	2,778,004,855
Fidelity Series International Growth Fund (b)	71,638,954	1,227,891,666
Fidelity Series International Small Cap Fund (b)	22,753,102	363,594,569
Fidelity Series International Value Fund (b)	146,030,248	1,228,114,388
Fidelity Series Overseas Fund (b)	118,540,960	1,223,342,703
TOTAL INTERNATIONAL EQUITY FUNDS
(Cost $6,629,065,012)		7,516,763,269

Bond Funds - 33.4%
Fidelity Series Emerging Markets Debt Fund (b)	18,683,090	167,587,318
Fidelity Series Floating Rate High Income Fund (b)	3,569,042	30,765,138
Fidelity Series High Income Fund (b)	20,974,361	185,203,605
Fidelity Series Inflation-Protected Bond Index Fund (b)	159,942,645	1,671,400,636
Fidelity Series International Credit Fund (b)	1,713,194	17,543,107
Fidelity Series Investment Grade Bond Fund (b)	512,389,230	6,215,281,362
Fidelity Series Long-Term Treasury Bond Index Fund (b)	58,785,110	610,777,296
Fidelity Series Real Estate Income Fund (b)	11,581,118	111,873,599
TOTAL BOND FUNDS
(Cost $8,454,765,461)		9,010,432,061

Short-Term Funds - 5.5%
Fidelity Cash Central Fund 0.12% (c)	41,447,276	41,455,565
Fidelity Series Government Money Market Fund 0.25% (b)(d)	1,143,208,697	1,143,208,697
Fidelity Series Short-Term Credit Fund (b)	28,688,199	293,193,394
TOTAL SHORT-TERM FUNDS
(Cost $1,471,213,299)		1,477,857,656
TOTAL INVESTMENT IN SECURITIES - 100.0%
(Cost $23,790,321,872)		26,964,648,694
NET OTHER ASSETS (LIABILITIES) - 0.0%		(3,673,108)
NET ASSETS - 100%		$26,960,975,586

Futures Contracts
	Number of contracts	Expiration Date	Notional Amount	Value	Unrealized Appreciation/(Depreciation)
Purchased
Equity Index Contracts
ICE E-mini MSCI EAFE Index Contracts (United States)	304	Sept. 2020	$27,031,680	$350,757	$350,757
ICE E-mini MSCI Emerging Markets Index Contracts (United States)	216	Sept. 2020	10,645,560	(8,152)	(8,152)

TOTAL PURCHASED					342,605

Sold
Equity Index Contracts
CME E-mini S&P 500 Index Contracts (United States)	1,187	Sept. 2020	183,403,370	(5,027,483)	(5,027,483)
TOTAL FUTURES CONTRACTS					$(4,684,878)

The notional amount of futures purchased as a percentage of Net Assets is 0.1%.

The notional amount of futures sold as a percentage of Net Assets is 0.7%

Legend

 (a) Security or a portion of the security was pledged to cover margin requirements for futures contracts. At period end, the value of securities pledged amounted to $19,619,271.

 (b) Affiliated Fund

 (c) Affiliated fund that is generally available only to investment companies and other accounts managed by Fidelity Investments. The rate quoted is the annualized seven-day yield of the fund at period end. A complete unaudited listing of the fund's holdings as of its most recent quarter end is available upon request. In addition, each Fidelity Central Fund's financial statements are available on the SEC's website or upon request.

 (d) The rate quoted is the annualized seven-day yield of the fund at period end.

Affiliated Central Funds

Information regarding fiscal year to date income earned by the Fund from investments in Fidelity Central Funds is as follows:

Fund	Income earned
Fidelity Cash Central Fund	$23,635
Total	$23,635

Amounts in the income column in the above table include any capital gain distributions from underlying funds.

Affiliated Underlying Funds

Fiscal year to date information regarding the Fund's investments in affiliated Underlying Funds, excluding any Money Market Central Funds, is presented below. Exchanges between classes of the same affiliated Underlying Funds may occur.

Affiliate	Value, beginning of period	Purchases	Sales Proceeds	Dividend Income	Realized Gain (loss)	Change in Unrealized appreciation (depreciation)	Value, end of period
Fidelity Series All-Sector Equity Fund	$278,497,907	$481,700	$10,421,913	$--	$(1,350,336)	$65,649,675	$332,857,033
Fidelity Series Blue Chip Growth Fund	503,166,574	866,048	39,905,613	--	13,557,232	176,061,140	653,745,381
Fidelity Series Canada Fund	305,536,416	38,248,182	1,845,072	--	(365,856)	48,860,418	390,434,088
Fidelity Series Commodity Strategy Fund	813,387,775	6,365,336	180,723,408	--	(84,081,158)	116,250,264	671,198,809
Fidelity Series Emerging Markets Debt Fund	152,149,526	2,616,119	4,235,211	2,281,751	11,319	17,045,565	167,587,318
Fidelity Series Emerging Markets Fund	197,869,090	65,211,171	4,778,520	--	227,574	46,851,685	305,381,000
Fidelity Series Emerging Markets Opportunities Fund	1,907,368,420	483,022,766	90,622,275	--	(4,924,513)	483,160,457	2,778,004,855
Fidelity Series Floating Rate High Income Fund	29,249,471	441,816	1,024,647	360,922	(112,059)	2,210,557	30,765,138
Fidelity Series Government Money Market Fund 0.25%	1,608,157,933	143,335,462	608,284,698	1,084,808	--	--	1,143,208,697
Fidelity Series Growth Company Fund	1,045,601,982	1,800,019	55,772,899	--	25,661,524	399,919,843	1,417,210,469
Fidelity Series High Income Fund	174,793,716	3,055,181	5,123,242	2,650,702	(264,511)	12,742,461	185,203,605
Fidelity Series Inflation-Protected Bond Index Fund	1,564,983,539	146,237,275	96,947,187	880,603	955,060	56,171,949	1,671,400,636
Fidelity Series International Credit Fund	16,256,765	120,735	--	120,735	--	1,065,865	17,543,107
Fidelity Series International Growth Fund	1,366,267,212	1,989,613	366,183,186	--	95,409,435	130,408,592	1,227,891,666
Fidelity Series International Small Cap Fund	317,352,794	549,270	15,169,848	--	1,153,621	59,708,732	363,594,569
Fidelity Series International Value Fund	1,172,297,947	26,437,033	171,267,378	--	(31,266,175)	231,912,961	1,228,114,388
Fidelity Series Intrinsic Opportunities Fund	1,186,447,102	2,022,618	45,283,193	--	(1,664,570)	211,031,499	1,352,553,456
Fidelity Series Investment Grade Bond Fund	5,763,712,548	478,279,296	322,249,914	41,270,244	(6,192)	295,545,624	6,215,281,362
Fidelity Series Large Cap Stock Fund	1,006,415,403	26,772,001	22,012,480	--	1,900,150	176,133,053	1,189,208,127
Fidelity Series Large Cap Value Index Fund	276,213,383	69,810,667	8,685,625	--	(906,898)	33,874,216	370,305,743
Fidelity Series Long-Term Treasury Bond Index Fund	624,897,761	74,810,226	74,014,454	12,866,104	12,978,703	(27,894,940)	610,777,296
Fidelity Series Opportunistic Insights Fund	566,775,854	1,237,050	15,838,153	--	4,856,611	139,762,650	696,794,012
Fidelity Series Overseas Fund	1,139,056,795	26,188,348	160,902,647	--	(17,845,614)	236,845,821	1,223,342,703
Fidelity Series Real Estate Income Fund	98,916,856	1,782,946	3,210,570	1,529,467	(578,367)	14,962,734	111,873,599
Fidelity Series Short-Term Credit Fund	282,038,735	1,925,925	480,005	1,693,903	(7,009)	9,715,748	293,193,394
Fidelity Series Small Cap Discovery Fund	112,176,883	692,306	3,754,721	395,880	(529,945)	35,395,528	143,980,051
Fidelity Series Small Cap Opportunities Fund	391,999,124	6,517,995	11,103,293	--	(171,652)	80,743,654	467,985,828
Fidelity Series Stock Selector Large Cap Value Fund	737,278,105	100,263,665	20,787,407	--	(535,804)	111,704,366	927,922,925
Fidelity Series Value Discovery Fund	549,452,739	78,356,638	12,840,862	--	71,722	91,460,763	706,501,000
	$24,188,318,355	$1,789,437,407	$2,353,468,421	$65,135,119	$12,172,292	$3,257,300,880	$26,893,860,255

Amounts in the income column in the above table include any capital gain distributions from underlying funds.

Investment Valuation

Investments are valued as of 4:00 p.m. Eastern time on the last calendar day of the period. Security transactions are accounted for as of trade date. The Board has delegated the day to day responsibility for the valuation of the Fund's investments to the Fair Value Committee (the Committee) established by the Fund's investment adviser. In accordance with valuation policies and procedures approved by the Board, the Fund attempts to obtain prices from one or more third party pricing vendors or brokers to value its investments. When current market prices, quotations or currency exchange rates are not readily available or reliable, investments will be fair valued in good faith by the Committee, in accordance with procedures adopted by the Board. Factors used in determining fair value vary by investment type and may include market or investment specific events, changes in interest rates and credit quality. The frequency with which these procedures are used cannot be predicted and they may be utilized to a significant extent. The Committee oversees the Fund’s valuation policies and procedures and reports to the Board on the Committee's activities and fair value determinations. The Board monitors the appropriateness of the procedures used in valuing the Fund's investments and ratifies the fair value determinations of the Committee.} The Fund categorizes the inputs to valuation techniques used to value its investments into a disclosure hierarchy consisting of three levels: Level 1 - quoted prices in active markets for identical investments: Level 2 - other significant observable inputs (including quoted prices for similar investments, interest rates, prepayment speeds etc.): Level 3 - unobservable inputs (including the Fund's own assumptions based on the best information available). Valuation techniques used to value the Fund's investments by major category are as follows:

Investments in the Underlying Funds are valued at their closing net asset value each business day and are categorized as Level 1 in the hierarchy.

Debt securities, including restricted securities, are valued based on evaluated prices received from third party pricing vendors or from brokers who make markets in such securities. U.S. government and government agency obligations are valued by pricing vendors who utilize matrix pricing which considers yield or price of bonds of comparable quality, coupon, maturity and type as well as broker-supplied prices.

When independent prices are unavailable or unreliable, debt securities may be valued utilizing pricing methodologies which consider similar factors that would be used by third party pricing vendors. Debt securities are generally categorized as Level 2 in the hierarchy but may be Level 3 depending on the circumstances.

Futures contracts are valued at the settlement price established each day by the board of trade or exchange on which they are traded and are categorized as Level 1 in the hierarchy.

For additional information on the Fund's significant accounting policies, please refer to the Fund's most recent semiannual or annual shareholder report.

The fund's schedule of investments as of the date on the cover of this report has not been audited. This report is provided for the general information of the fund's shareholders. For more information regarding the fund and its holdings, please see the fund's most recent prospectus and annual report.

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